Property, plant, and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 39,984	$ 48,396
Additions (i)	5,469	5,886
Interest capitalization	22	36
Disposals	(594)	(401)
Impairments	(1,843)	(2,210)
Assets retirement obligation	170	(12)
Depreciation, depletion and amortization	(2,916)	(2,813)
Acquisition of Alianca Energia		573
Deconsolidation of VODC		(657)
Translation adjustment	4,164	(8,814)
Balance at end of year	43,625	39,984
Transfer to asset held for sale	(831)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	80,800	70,776
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(37,175)	(30,792)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,655	10,119
Disposals	(21)	(28)
Depreciation, depletion and amortization	(480)	(438)
Acquisition of Alianca Energia		27
Translation adjustment	974	(1,991)
Transfers	1,393	966
Balance at end of year	10,497	8,655
Transfer to asset held for sale	(24)
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	18,107	15,266
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(7,610)	(6,611)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,085	9,239
Disposals	(37)	(47)
Impairments	(1,167)	(335)
Depreciation, depletion and amortization	(602)	(547)
Acquisition of Alianca Energia		87
Deconsolidation of VODC		(9)
Translation adjustment	905	(1,945)
Transfers	1,604	1,642
Balance at end of year	8,482	8,085
Transfer to asset held for sale	(306)
Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	14,638	13,539
Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(6,156)	(5,454)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,038	4,450
Disposals	(4)	(31)
Impairments	(362)	(57)
Depreciation, depletion and amortization	(641)	(691)
Acquisition of Alianca Energia		329
Deconsolidation of VODC		(98)
Translation adjustment	366	(736)
Transfers	1,503	872
Balance at end of year	4,542	4,038
Transfer to asset held for sale	(358)
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	11,056	9,681
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(6,514)	(5,643)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,547	6,925
Disposals	(7)	(9)
Impairments	(159)	(1,627)
Assets retirement obligation	170	(12)
Depreciation, depletion and amortization	(471)	(474)
Acquisition of Alianca Energia		2
Deconsolidation of VODC		(9)
Translation adjustment	377	(964)
Transfers	(189)	715
Balance at end of year	4,267	4,547
Transfer to asset held for sale	(1)
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	15,112	12,715
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(10,845)	(8,168)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,088	2,612
Disposals	(13)	(5)
Impairments		(3)
Depreciation, depletion and amortization	(158)	(153)
Translation adjustment	267	(565)
Transfers	205	202
Balance at end of year	2,389	2,088
Railway Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	4,247	3,643
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(1,858)	(1,555)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	660	1,359
Additions (i)		83
Depreciation, depletion and amortization	(141)	(187)
Acquisition of Alianca Energia		4
Deconsolidation of VODC		(525)
Translation adjustment		(74)
Balance at end of year	607	660
Transfer to asset held for sale	(37)
Impairment	29
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	1,556	1,412
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(949)	(752)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,192	2,484
Disposals	(5)	(3)
Depreciation, depletion and amortization	(423)	(323)
Acquisition of Alianca Energia		51
Translation adjustment	201	(409)
Transfers	467	392
Balance at end of year	2,384	2,192
Transfer to asset held for sale	(48)
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	5,627	4,801
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(3,243)	(2,609)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,719	11,208
Additions (i)	5,373	5,803
Interest capitalization	22	36
Disposals	(507)	(278)
Impairments	(155)	(188)
Acquisition of Alianca Energia		73
Deconsolidation of VODC		(16)
Translation adjustment	1,045	(2,130)
Transfers	(4,983)	(4,789)
Balance at end of year	10,457	9,719
Transfer to asset held for sale	(57)
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	$ 10,457	$ 9,719